Derivative Instruments (Narrative) (Details) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative term (up to)	18 months
Foreign currency exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount	$ 8,776		$ 9,090
Derivative term (up to)	8 years 8 months 12 days
Designated as Hedging Instrument | Foreign currency exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
After-tax gain (loss) recognized in AOCI related to designated net investment hedges	$ (715)
Cash flow hedge gain (loss) to be reclassified within twelve months	39
Net investment hedges expected to be reclassified to cost of sales and other income (expense)	38
Designated as Hedging Instrument | Foreign currency exchange forward contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount	2,647	€ 2.3	$ 2,338
Designated as Hedging Instrument | Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedge gain (loss) to be reclassified within twelve months	$ 5
Designated as Hedging Instrument | Embedded Derivative Financial Instruments | Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount | €		€ 5.0